Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 39,549,621	$ 33,854,067	$ 28,063,458
Payments to suppliers and employees	(38,161,492)	(35,364,877)	(26,711,708)
Tax Refund received/Income tax paid		34,510	(109,878)
Interest paid	(421,618)	(708,630)	(552,076)
Net cash provided by/ (used in) operating activities	966,511	(2,184,930)	689,796
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(1,380,248)	(3,975,622)	(2,820,536)
Net cash (used in) investing activities	(1,380,248)	(3,975,622)	(2,820,536)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributed		3,024,191
Payment of capital raising cost		(3,804,192)
Proceeds from convertible notes		1,533,742
Payment of convertible notes issued cost		(234,663)
Proceeds from related parties’ loans	4,547,643	2,578,062	3,072,911
Proceeds from secured borrowings	1,202,603	4,000,000	2,396,881
Repayment of related parties’ loans	(2,614,284)		(1,220,000)
Repayment of secured borrowings	(760,950)	(444,967)	(2,377,294)
Repayment of lease liability	(166,112)	(98,754)	(95,458)
Net cash provided by/ (used in) financing activities	2,208,900	6,553,419	1,777,040
Net increase/(decrease) in cash and cash equivalents held	1,795,163	392,867	(353,700)
Cash and cash equivalents at beginning of year	514,140	121,273	474,973
Cash and cash equivalents at end of financial year	$ 2,309,303	$ 514,140	$ 121,273